UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

MFS VARIABLE INSURANCE TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

September 30, 2013

MFS® CONSERVATIVE ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 99.8%
MFS Global Governments Portfolio – Initial Class (a)	6,907,314	$73,079,386
MFS Global Real Estate Portfolio – Initial Class	1,470,110	18,199,968
MFS Government Securities Portfolio – Initial Class	7,150,629	91,528,046
MFS Growth Series – Initial Class	1,557,755	54,864,132
MFS High Yield Portfolio – Initial Class	7,499,411	45,671,413
MFS Inflation-Adjusted Bond Portfolio – Initial Class	9,116,847	91,988,981
MFS International Growth Portfolio – Initial Class	1,276,508	18,266,832
MFS International Value Portfolio – Initial Class	880,554	18,315,515
MFS Limited Maturity Portfolio – Initial Class	10,562,615	108,583,681
MFS Mid Cap Growth Series – Initial Class	4,457,103	36,637,389
MFS Mid Cap Value Portfolio – Initial Class	3,959,466	36,466,685

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – continued
MFS New Discovery Series – Initial Class	445,977	$9,129,149
MFS New Discovery Value Portfolio – Initial Class	828,316	9,161,173
MFS Research Bond Series – Initial Class	11,912,900	155,463,340
MFS Research International Portfolio – Initial Class	2,351,875	36,430,550
MFS Research Series – Initial Class	2,086,656	54,503,452
MFS Value Series – Initial Class	3,123,884	54,511,774

Total Underlying Affiliated Funds		$912,801,466

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	495,595	$495,595

Total Investments		$913,297,061

OTHER ASSETS, LESS LIABILITIES – 0.1%		1,243,643

Net Assets – 100.0%		$914,540,704

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$913,297,061	$—	$—	$913,297,061

2

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$876,960,299
Gross unrealized appreciation	59,199,793
Gross unrealized depreciation	(22,863,031)
Net unrealized appreciation (depreciation)	$36,336,762

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio	6,942,470	306,039	(341,195)	6,907,314
MFS Global Real Estate Portfolio	1,557,380	132,083	(219,353)	1,470,110
MFS Government Securities Portfolio	7,137,085	318,039	(304,495)	7,150,629
MFS Growth Series	2,032,329	28,036	(502,610)	1,557,755
MFS High Yield Portfolio	8,034,630	193,340	(728,559)	7,499,411
MFS Inflation – Adjusted Bond Portfolio	8,621,862	868,975	(373,990)	9,116,847
MFS Institutional Money Market Portfolio	1,088,933	54,423,451	(55,016,789)	495,595
MFS International Growth Portfolio	1,488,361	35,602	(247,455)	1,276,508
MFS International Value Portfolio	1,122,297	16,881	(258,624)	880,554
MFS Limited Maturity Portfolio	11,252,633	115,926	(805,944)	10,562,615
MFS Mid Cap Growth Series	5,964,695	60,181	(1,567,773)	4,457,103
MFS Mid Cap Value Portfolio	4,474,215	693,939	(1,208,688)	3,959,466
MFS New Discovery Series	627,769	13,335	(195,127)	445,977
MFS New Discovery Value Portfolio	1,113,631	28,555	(313,870)	828,316
MFS Research Bond Series	12,180,140	309,172	(576,412)	11,912,900
MFS Research International Portfolio	2,879,280	36,217	(563,622)	2,351,875
MFS Research Series	2,674,821	23,139	(611,304)	2,086,656
MFS Value Series	4,046,628	52,891	(975,635)	3,123,884

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(210,893)	$—	$—	$73,079,386
MFS Global Real Estate Portfolio	274,887	—	984,315	18,199,968
MFS Government Securities Portfolio	(102,702)	754,238	2,078,954	91,528,046
MFS Growth Series	555,209	128,050	405,607	54,864,132
MFS High Yield Portfolio	(198,722)	—	1,121,613	45,671,413
MFS Inflation – Adjusted Bond Portfolio	(252,712)	5,711,620	—	91,988,981
MFS Institutional Money Market Portfolio	—	—	722	495,595
MFS International Growth Portfolio	88,186	11,443	243,700	18,266,832
MFS International Value Portfolio	592,334	—	271,340	18,315,515
MFS Limited Maturity Portfolio	(72,613)	311,836	144,949	108,583,681
MFS Mid Cap Growth Series	536,209	139,697	—	36,637,389

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Mid Cap Value Portfolio	$1,005,231	$5,451,314	$413,582	$36,466,685
MFS New Discovery Series	153,516	73,472	—	9,129,149
MFS New Discovery Value Portfolio	(209,629)	93,825	102,173	9,161,173
MFS Research Bond Series	(615,712)	694,330	1,857,459	155,463,340
MFS Research International Portfolio	779,760	—	266,238	36,430,550
MFS Research Series	(956,623)	275,047	33,005	54,503,452
MFS Value Series	(2,657,826)	163,378	631,600	54,511,774

	$(1,292,099)	$13,808,250	$8,555,257	$913,297,061

4

QUARTERLY REPORT

September 30, 2013

MFS® NEW DISCOVERY VALUE PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 96.1%
Aerospace – 0.7%
Kaman Corp.	11,610	$439,555

Apparel Manufacturers – 1.8%
Guess?, Inc.	19,000	$567,150
Hanesbrands, Inc.	10,320	643,039

		$1,210,189

Broadcasting – 0.9%
Stroer Out-of-Home Media AG (a)	36,110	$581,332

Brokerage & Asset Managers – 2.3%
FXCM, Inc., “A”	26,670	$526,733
GFI Group, Inc.	83,320	329,114
NASDAQ OMX Group, Inc.	21,337	684,704

		$1,540,551

Business Services – 4.3%
Forrester Research, Inc.	15,520	$570,515
G&K Services, Inc., “A”	5,971	360,589
Global Payments, Inc.	20,540	1,049,183
Resources Connection, Inc.	31,400	426,098
Serco Group PLC	55,535	491,334

		$2,897,719

Chemicals – 1.0%
Intrepid Potash, Inc.	44,100	$691,488

Computer Software – 1.3%
OBIC Co. Ltd.	26,400	$853,137

Computer Software – Systems – 2.9%
Ingram Micro, Inc., “A” (a)	37,650	$867,833
Model N, Inc. (a)	25,120	248,688
NICE Systems Ltd., ADR	20,430	845,189

		$1,961,710

Construction – 1.0%
Lennox International, Inc.	8,930	$672,072

Consumer Products – 1.3%
Sensient Technologies Corp.	18,370	$879,739

Consumer Services – 1.0%
Career Education Corp. (a)	63,110	$174,184
Grand Canyon Education, Inc. (a)	12,840	517,195

		$691,379

Containers – 1.6%
Greif, Inc., “A”	14,710	$721,231
Packaging Corp. of America	6,530	372,798

		$1,094,029

Electronics – 6.8%
CEVA, Inc. (a)	18,180	$313,605
Entegris, Inc. (a)	39,840	404,376
Entropic Communications, Inc. (a)	114,520	501,598
Lattice Semiconductor Corp. (a)	77,850	347,211
M/A-COM Technology Solutions Holdings, Inc. (a)	47,206	803,446

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – continued
MaxLinear, Inc., “A” (a)	66,325	$549,834
Micrel, Inc.	40,590	369,775
MKS Instruments, Inc.	13,070	347,531
Ultratech, Inc. (a)	10,870	329,361
Veeco Instruments, Inc. (a)	15,710	584,883

		$4,551,620

Energy – Independent – 2.7%
Energen Corp.	6,660	$508,758
Rosetta Resources, Inc. (a)	6,880	374,685
SM Energy Co.	12,120	935,543

		$1,818,986

Engineering – Construction – 1.5%
Foster Wheeler AG (a)	37,730	$993,808

Entertainment – 2.3%
Carmike Cinemas, Inc. (a)	38,450	$848,976
Cinemark Holdings, Inc.	22,250	706,215

		$1,555,191

Food & Beverages – 0.8%
Pinnacle Foods, Inc.	19,560	$517,753

Health Maintenance Organizations – 1.1%
Centene Corp. (a)	6,400	$409,344
Molina Healthcare, Inc. (a)	8,720	310,432

		$719,776

Insurance – 6.8%
Allied World Assurance Co.	7,250	$720,578
Aspen Insurance Holdings Ltd.	16,530	599,874
Everest Re Group Ltd.	5,888	856,174
Hanover Insurance Group, Inc.	12,890	713,075
Symetra Financial Corp.	41,870	746,123
Third Point Reinsurance Ltd. (a)	38,860	563,081
Willis Group Holdings PLC	8,250	357,473

		$4,556,378

Leisure & Toys – 2.2%
Brunswick Corp.	19,430	$775,451
Callaway Golf Co.	101,540	722,965

		$1,498,416

Machinery & Tools – 8.4%
Columbus McKinnon Corp. (a)	36,370	$873,971
Douglas Dynamics, Inc.	44,580	656,663
EnPro Industries, Inc. (a)	10,800	650,268
Herman Miller, Inc.	22,440	654,799
Joy Global, Inc.	12,780	652,291
Kennametal, Inc.	17,210	784,776
Polypore International, Inc. (a)	16,480	675,186
Regal Beloit Corp.	9,860	669,790

		$5,617,744

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 2.4%
Comerica, Inc.	17,420	$684,780
Huntington Bancshares, Inc.	108,450	895,797

		$1,580,577

Medical & Health Technology & Services – 2.6%
Almost Family, Inc.	17,959	$348,943
Cross Country Healthcare, Inc. (a)	100,803	610,866
MEDNAX, Inc. (a)	7,770	780,108

		$1,739,917

Medical Equipment – 0.9%
Teleflex, Inc.	7,340	$603,935

Metals & Mining – 3.1%
GrafTech International Ltd. (a)	104,650	$884,293
Horsehead Holding Corp. (a)	33,250	414,295
Iluka Resources Ltd.	70,914	758,144

		$2,056,732

Natural Gas – Distribution – 1.7%
AGL Resources, Inc.	12,730	$585,962
UGI Corp.	14,350	561,516

		$1,147,478

Network & Telecom – 0.6%
Polycom, Inc. (a)	36,790	$401,747

Oil Services – 3.9%
C&J Energy Services, Inc. (a)	31,340	$629,307
Superior Energy Services, Inc. (a)	25,270	632,761
Tesco Corp. (a)	39,540	655,178
Tidewater, Inc.	11,500	681,835

		$2,599,081

Other Banks & Diversified Financials – 11.6%
Aaron’s, Inc.	26,200	$725,740
Berkshire Hills Bancorp, Inc.	18,110	454,742
Brookline Bancorp, Inc.	77,090	725,417
CAI International, Inc. (a)	45,930	1,068,791
Cathay General Bancorp, Inc.	31,660	739,894
First Interstate BancSystem, Inc.	23,681	571,896
PrivateBancorp, Inc.	39,080	836,312
Regional Management Corp. (a)	11,050	351,390
Sandy Spring Bancorp, Inc.	31,761	738,761
TCF Financial Corp.	57,560	821,957
Textainer Group Holdings Ltd.	18,920	716,500

		$7,751,400

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pollution Control – 1.2%
Progressive Waste Solutions Ltd. (l)	30,920	$795,572

Railroad & Shipping – 1.4%
Diana Shipping, Inc. (a)	75,900	$916,113

Real Estate – 4.2%
BioMed Realty Trust, Inc., REIT	33,080	$614,957
Capstead Mortgage Corp., REIT	41,940	493,634
EPR Properties, REIT	14,910	726,713
Hatteras Financial Corp., REIT	20,490	383,368
Select Income, REIT	22,630	583,854

		$2,802,526

Specialty Chemicals – 1.1%
Tronox Ltd., “A”	31,240	$764,443

Specialty Stores – 4.3%
ANN, Inc. (a)	23,030	$834,147
Children’s Place Retail Store, Inc. (a)	14,460	836,656
Gordmans Stores, Inc.	31,740	357,075
Kirkland’s, Inc. (a)	22,410	413,240
Tilly’s, Inc. (a)	31,590	458,371

		$2,899,489

Trucking – 2.7%
Atlas Air Worldwide Holdings, Inc. (a)	15,210	$701,333
Celadon Group, Inc.	19,800	369,666
Marten Transport Ltd.	41,800	716,870

		$1,787,869

Utilities – Electric Power – 1.7%
El Paso Electric Co.	16,440	$549,096
Great Plains Energy, Inc.	25,320	562,104

		$1,111,200

Total Common Stocks		$64,300,651

MONEY MARKET FUNDS – 4.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	2,660,671	$2,660,671

COLLATERAL FOR SECURITIES LOANED – 0.9%
Navigator Securities Lending Prime Portfolio, 0.16%, at Net Asset Value (j)	598,132	$598,132

Total Investments		$67,559,454

OTHER ASSETS, LESS LIABILITIES – (1.0)%		(643,821)

Net Assets – 100.0%		$66,915,633

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$58,496,749	$—	$—	$58,496,749
Greece	916,113	—	—	916,113
Japan	—	853,137	—	853,137
Israel	845,189	—	—	845,189
Canada	795,572	—	—	795,572
Australia	758,144	—	—	758,144
Germany	581,332	—	—	581,332
Bermuda	563,081	—	—	563,081
United Kingdom	491,334	—	—	491,334
Mutual Funds	3,258,803	—	—	3,258,803
Total Investments	$66,706,317	$853,137	$—	$67,559,454

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $853,137 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $581,332 would have been

3

Supplemental Information (unaudited) – continued

considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$56,274,416
Gross unrealized appreciation	12,009,199
Gross unrealized depreciation	(724,161)
Net unrealized appreciation (depreciation)	$11,285,038

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,390,442	20,745,386	(20,475,157)	2,660,671

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,866	$2,660,671

4

QUARTERLY REPORT

September 30, 2013

MFS® GROWTH

ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 99.9%
MFS Emerging Markets Equity Portfolio – Initial Class	414,384	$5,967,124
MFS Global Governments Portfolio – Initial Class (a)	2,271,999	24,037,744
MFS Global Real Estate Portfolio – Initial Class	2,419,248	29,950,289
MFS Growth Series – Initial Class	1,888,286	66,505,416
MFS High Yield Portfolio – Initial Class	4,931,222	30,031,142
MFS Inflation-Adjusted Bond Portfolio – Initial Class	3,003,092	30,301,195
MFS International Growth Portfolio – Initial Class	2,108,013	30,165,670
MFS International Value Portfolio – Initial Class	1,455,808	30,280,805
MFS Limited Maturity Portfolio – Initial Class	1,155,625	11,879,823
MFS Mid Cap Growth Series – Initial Class	6,631,932	54,514,484

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – continued
MFS Mid Cap Value Portfolio – Initial Class	5,890,889	$54,255,084
MFS New Discovery Series – Initial Class	590,318	12,083,806
MFS New Discovery Value Portfolio – Initial Class	1,095,904	12,120,694
MFS Research Bond Series – Initial Class	2,291,754	29,907,387
MFS Research International Portfolio – Initial Class	3,501,481	54,237,941
MFS Research Series – Initial Class	2,292,838	59,888,932
MFS Value Series – Initial Class	3,774,808	65,870,396

Total Underlying Affiliated Funds		$601,997,932

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	449,918	$449,918

Total Investments		$602,447,850

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(229,150)

Net Assets – 100.0%		$602,218,700

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$602,447,850	$—	$—	$602,447,850

2

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$534,844,479
Gross unrealized appreciation	72,273,284
Gross unrealized depreciation	(4,669,913)
Net unrealized appreciation (depreciation)	$67,603,371

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Portfolio	363,655	67,580	(16,851)	414,384
MFS Global Governments Portfolio	2,004,906	287,747	(20,654)	2,271,999
MFS Global Real Estate Portfolio	2,235,427	320,357	(136,536)	2,419,248
MFS Growth Series	2,156,309	20,793	(288,816)	1,888,286
MFS High Yield Portfolio	4,639,060	321,417	(29,255)	4,931,222
MFS Inflation – Adjusted Bond Portfolio	2,486,952	527,739	(11,599)	3,003,092
MFS Institutional Money Market Portfolio	17	18,334,203	(17,884,302)	449,918
MFS International Growth Portfolio	2,141,619	94,465	(128,071)	2,108,013
MFS International Value Portfolio	1,615,750	31,965	(191,907)	1,455,808
MFS Limited Maturity Portfolio	1,086,455	79,075	(9,905)	1,155,625
MFS Mid Cap Growth Series	7,751,449	33,145	(1,152,662)	6,631,932
MFS Mid Cap Value Portfolio	5,804,539	971,750	(885,400)	5,890,889
MFS New Discovery Series	722,745	7,489	(139,916)	590,318
MFS New Discovery Value Portfolio	1,280,602	27,338	(212,036)	1,095,904
MFS Research Bond Series	2,076,441	224,747	(9,434)	2,291,754
MFS Research International Portfolio	3,717,163	93,381	(309,063)	3,501,481
MFS Research Series	2,580,997	17,084	(305,243)	2,292,838
MFS Value Series	4,288,128	63,835	(577,155)	3,774,808

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Portfolio	$(44,981)	$—	$100,543	$5,967,124
MFS Global Governments Portfolio	(14,794)	—	—	24,037,744
MFS Global Real Estate Portfolio	221,994	—	1,604,749	29,950,289
MFS Growth Series	326,613	488,451	154,204	66,505,416
MFS High Yield Portfolio	(3,027)	—	730,486	30,031,142
MFS Inflation – Adjusted Bond Portfolio	(15,500)	1,858,173	—	30,301,195
MFS Institutional Money Market Portfolio	—	—	186	449,918
MFS International Growth Portfolio	90,843	18,917	402,874	30,165,670
MFS International Value Portfolio	429,430	—	447,041	30,280,805
MFS Limited Maturity Portfolio	(832)	33,750	15,688	11,879,823
MFS Mid Cap Growth Series	161,567	206,745	—	54,514,484

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Mid Cap Value Portfolio	$436,673	$8,052,697	$610,944	$54,255,084
MFS New Discovery Series	32,035	96,571	—	12,083,806
MFS New Discovery Value Portfolio	(229,629)	122,951	133,891	12,120,694
MFS Research Bond Series	(12,892)	132,031	353,206	29,907,387
MFS Research International Portfolio	458,364	—	396,173	54,237,941
MFS Research Series	(355,670)	143,486	192,553	59,888,932
MFS Value Series	(1,642,971)	195,922	757,410	65,870,396

	$(162,777)	$11,349,694	$5,899,948	$602,447,850

4

QUARTERLY REPORT

September 30, 2013

MFS® INFLATION-ADJUSTED

BOND PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 95.7%
International Market Sovereign – 51.4%
Commonwealth of Australia, Inflation Linked Bond, 4%, 2020	AUD	4,399,095	$4,843,022
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 2022	AUD	1,546,350	1,472,813
Commonwealth of Australia, Inflation Linked Bond, 3%, 2025	AUD	2,642,038	2,842,542
Federal Republic of Germany, Inflation Linked Bond, 1.5%, 2016	EUR	5,901,227	8,433,186
Federal Republic of Germany, Inflation Linked Bond, 1.75%, 2020	EUR	7,287,338	11,149,770
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 2023	EUR	4,933,728	6,642,558
Government of Canada, Inflation Linked Bond, 4.25%, 2021	CAD	1,926,288	2,416,682
Government of Canada, Inflation Linked Bond, 4%, 2031	CAD	3,542,847	5,164,945
Government of Canada, Inflation Linked Bond, 2%, 2041	CAD	6,210,423	7,286,040
Government of France, Inflation Linked Bond, 1.8%, 2040	EUR	2,387,448	3,645,866
Government of France, Inflation Linked Bond, 1.3%, 2019	EUR	7,771,057	11,415,100
Government of France, Inflation Linked Bond, 2.25%, 2020	EUR	8,017,727	12,439,094
Government of France, Inflation Linked Bond, 3.4%, 2029	EUR	7,112,282	13,171,741
Government of France, Inflation Linked Bond, 3.15%, 2032	EUR	5,736,447	10,386,509
Government of Japan, Inflation Linked Bond, 0.5%, 2014	JPY	225,000,000	2,382,764
Government of Japan, Inflation Linked Bond, 1%, 2016	JPY	325,975,000	3,588,726
Government of Japan, Inflation Linked Bond, 1.3%, 2017	JPY	749,250,000	8,507,812
Government of Japan, Inflation Linked Bond, 1.4%, 2018	JPY	198,200,000	2,279,819
Government of Japan, Inflation Linked Bond, 1.4%, 2018	JPY	496,000,000	5,725,483
Kingdom of Sweden, Inflation Linked Bond, 4%, 2020	SEK	55,443,725	10,612,129
United Kingdom Treasury, Inflation Linked Bond, 4.125%, 2030	GBP	2,977,424	8,092,837
United Kingdom Treasury, Inflation Linked Bond, 1.875%, 2022	GBP	1,444,429	2,854,492
United Kingdom Treasury, Inflation Linked Bond, 2.5%, 2024	GBP	6,148,384	12,741,426
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 2027	GBP	4,235,718	8,141,014
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 2029	GBP	4,219,501	6,938,746
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 2032	GBP	3,357,971	6,727,706

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 2034	GBP	3,225,690	$5,961,518
United Kingdom Treasury, Inflation Linked Bond, 2%, 2035	GBP	4,318,836	9,742,212
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 2037	GBP	3,487,886	7,117,806
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 2040	GBP	3,757,223	6,995,810
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 2042	GBP	3,831,348	7,272,516
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 2047	GBP	5,075,328	10,188,896
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 2050	GBP	3,928,026	7,414,120
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 2055	GBP	4,578,275	11,203,489
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 2062	GBP	3,683,635	6,952,775

			$252,751,964

U.S. Treasury Inflation Protected Securities – 44.3%
U.S. Treasury Bonds, 0.375%, 2023		$5,736,546	$5,706,972
U.S. Treasury Bonds, 0.125%, 2017		6,059,686	6,248,579
U.S. Treasury Bonds, 1.625%, 2018		7,691,546	8,452,886
U.S. Treasury Bonds, 1.125%, 2021		10,301,549	11,091,873
U.S. Treasury Bonds, 2.375%, 2025		7,840,798	9,358,118
U.S. Treasury Bonds, 2%, 2026		5,020,826	5,792,386
U.S. Treasury Bonds, 2.375%, 2027		4,331,033	5,211,788
U.S. Treasury Bonds, 1.75%, 2028		4,457,930	4,991,838
U.S. Treasury Bonds, 3.625%, 2028		4,205,714	5,814,400
U.S. Treasury Bonds, 2.5%, 2029		2,507,863	3,082,517
U.S. Treasury Bonds, 3.875%, 2029		4,805,687	6,888,654
U.S. Treasury Bonds, 3.375%, 2032		1,956,937	2,739,711
U.S. Treasury Bonds, 2.125%, 2040		2,185,297	2,585,820
U.S. Treasury Bonds, 2.125%, 2041		3,164,869	3,748,639
U.S. Treasury Bonds, 0.75%, 2042		5,084,179	4,351,341
U.S. Treasury Notes, 0.125%, 2018		6,425,013	6,618,766
U.S. Treasury Notes, 1.625%, 2015		7,663,190	7,919,431
U.S. Treasury Notes, 0.5%, 2015		7,274,815	7,431,674
U.S. Treasury Notes, 1.875%, 2015		6,061,195	6,399,294
U.S. Treasury Notes, 2%, 2016		3,177,738	3,398,441
U.S. Treasury Notes, 0.125%, 2016		11,521,603	11,824,045
U.S. Treasury Notes, 2.5%, 2016		3,618,126	3,992,378
U.S. Treasury Notes, 2.375%, 2017		5,439,565	6,033,244
U.S. Treasury Notes, 2.625%, 2017		8,723,677	9,898,651
U.S. Treasury Notes, 2.125%, 2019		4,077,861	4,628,373
U.S. Treasury Notes, 1.875%, 2019		5,557,672	6,295,798
U.S. Treasury Notes, 1.375%, 2020		7,312,077	8,020,434
U.S. Treasury Notes, 1.25%, 2020		3,696,435	4,044,129
U.S. Treasury Notes, 0.625%, 2021		9,667,912	10,062,934
U.S. Treasury Notes, 0.125%, 2022		10,404,398	10,273,532
U.S. Treasury Notes, 0.125%, 2022		11,909,239	11,730,601

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Notes, 0.125%, 2023	$10,658,595	$10,368,809
U.S. Treasury Notes, 0.625%, 2043	3,229,959	2,648,063

		$217,654,119

Total Bonds		$470,406,083

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 3.2%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	15,606,996	$15,606,996

Total Investments		$486,013,079

OTHER ASSETS, LESS LIABILITIES – 1.1%		5,297,916

Net Assets – 100.0%		$491,310,995

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

SEK	Swedish Krona

Derivative Contracts at 9/30/13

Forward Foreign Currency Exchange Contracts at 9/30/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Westpac Banking Corp.	1,277,000	10/18/13	$1,176,653	$1,190,061	$13,408
SELL	AUD	Westpac Banking Corp.	1,507,576	10/18/13	1,422,418	1,404,940	17,478
BUY	CAD	Goldman Sachs International	1,522,000	10/18/13	1,468,871	1,476,984	8,113
BUY	CAD	Merrill Lynch International Bank	466,807	10/18/13	442,652	453,001	10,349
BUY	EUR	Brown Brothers Harriman	832,000	10/18/13	1,120,484	1,125,616	5,132
BUY	EUR	Credit Suisse Group	4,604,685	10/18/13	5,916,743	6,229,695	312,952
BUY	EUR	Goldman Sachs International	626,000	10/18/13	829,687	846,918	17,231
BUY	EUR	UBS AG	4,934,718	10/18/13	6,492,466	6,676,199	183,733
BUY	GBP	Brown Brothers Harriman	216,000	10/18/13	335,599	349,639	14,040
BUY	GBP	Credit Suisse Group	10,118,549	10/18/13	15,108,006	16,378,869	1,270,863
BUY	GBP	Goldman Sachs International	8,148,719	10/18/13	12,553,244	13,190,309	637,065
BUY	GBP	JPMorgan Chase Bank N.A.	607,794	10/18/13	975,000	983,834	8,834
BUY	GBP	Merrill Lynch International Bank	10,118,550	10/18/13	15,103,655	16,378,869	1,275,214
BUY	GBP	UBS AG	3,076,029	10/18/13	4,844,877	4,979,159	134,282
BUY	JPY	Brown Brothers Harriman	141,164,000	10/18/13	1,433,620	1,436,254	2,634
BUY	JPY	UBS AG	241,299,000	10/18/13	2,417,947	2,455,064	37,117
BUY	SEK	Goldman Sachs International	5,896,118	10/18/13	876,873	917,099	40,226

							$3,988,671

Liability Derivatives
SELL	AUD	Goldman Sachs International	2,204,492	10/18/13	$2,025,333	$2,054,410	$(29,077)
SELL	AUD	Westpac Banking Corp.	161,114	10/18/13	147,426	150,145	(2,719)
BUY	CAD	Credit Suisse Group	1,260,000	10/18/13	1,223,539	1,222,734	(805)
SELL	CAD	Deutsche Bank AG	1,246,000	10/18/13	1,196,679	1,209,148	(12,469)
SELL	CAD	Goldman Sachs International	2,025,305	10/18/13	1,940,033	1,965,404	(25,371)
SELL	EUR	Barclays Bank PLC	1,852,898	10/18/13	2,375,822	2,506,792	(130,970)
SELL	EUR	Brown Brothers Harriman	1,665,000	10/18/13	2,213,462	2,252,585	(39,123)
SELL	EUR	Deutsche Bank AG	215,000	10/18/13	286,815	290,874	(4,059)
SELL	GBP	Barclays Bank PLC	1,830,573	10/18/13	2,733,210	2,963,143	(229,933)
SELL	GBP	Brown Brothers Harriman	494,000	10/18/13	771,228	799,636	(28,408)
SELL	GBP	Deutsche Bank AG	1,235,000	10/18/13	1,881,224	1,999,091	(117,867)

2

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 9/30/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	GBP	Goldman Sachs International	7,872,549	10/18/13	$12,056,383	$12,743,274	$(686,891)
BUY	JPY	Deutsche Bank AG	116,903,000	10/18/13	1,196,355	1,189,414	(6,941)
BUY	JPY	Goldman Sachs International	345,447,000	10/18/13	3,522,751	3,514,704	(8,047)
SELL	JPY	Brown Brothers Harriman	51,850,000	10/18/13	516,584	527,541	(10,957)
SELL	JPY	Goldman Sachs International	118,129,000	10/18/13	1,180,171	1,201,888	(21,717)
SELL	JPY	Merrill Lynch International Bank	1,977,133,068	10/18/13	19,940,425	20,116,075	(175,650)
SELL	SEK	Goldman Sachs International	16,435,795	10/18/13	2,487,248	2,556,469	(69,221)
SELL	SEK	UBS AG	6,328,000	10/18/13	956,965	984,275	(27,310)

							$(1,627,535)

At September 30, 2013, the fund had cash collateral of $50,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$217,654,119	$—	$217,654,119
Non-U.S. Sovereign Debt	—	252,751,964	—	252,751,964
Mutual Funds	15,606,996	—	—	15,606,996
Total Investments	$15,606,996	$470,406,083	$—	$486,013,079

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,361,136	$—	$2,361,136

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$497,077,470
Gross unrealized appreciation	4,561,552
Gross unrealized depreciation	(15,625,943)
Net unrealized appreciation (depreciation)	$(11,064,391)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	40,201,168	175,561,232	(200,155,404)	15,606,996

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$23,131	$15,606,996

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2013, are as follows:

United States	48.4%
United Kingdom	24.1%
France	10.4%
Germany	5.4%
Japan	4.6%
Canada	3.0%
Sweden	2.2%
Australia	1.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

5

QUARTERLY REPORT

September 30, 2013

MFS® LIMITED MATURITY PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 96.2%
Asset-Backed & Securitized – 13.2%
Ally Master Owner Trust, “A”, FRN, 0.682%, 2016	$7,600,000	$7,605,312
AmeriCredit Automobile Receivables Trust, “A2”, 0.74%, 2016	3,810,000	3,812,869
Babson Ltd., CLO, “A1”, FRN, 0.516%, 2019 (z)	913,103	905,631
Bank of America Auto Trust, “A-3”, 0.78%, 2016	6,675,199	6,688,556
Brazos Higher Education Authority, Inc., Student Loan Rev., “1A-2”, FRN, 0.353%, 2018	596,750	596,016
Brazos Higher Education Authority, Inc., Student Loan Rev., “A-2”, FRN, 0.433%, 2022	1,504,402	1,499,738
Brazos Higher Education Authority, Inc., Student Loan Rev., “A-9”, FRN, 0.35%, 2017	368,851	368,692
Cent CDO XI Ltd., “A1”, FRN, 0.525%, 2019 (n)	2,513,553	2,471,740
Chesapeake Funding LLC, “A”, FRN, 0.631%, 2025 (n)	3,420,000	3,414,083
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	1,005,000	1,110,973
CNH Equipment Trust, “A2”, 0.63%, 2017	2,630,000	2,631,368
CNH Wholesale Master Note Trust, “A”, FRN, 0.782%, 2019 (n)	4,280,000	4,280,000
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.953%, 2039	1,783,942	1,983,827
Education Loan Asset-Backed Trust, “A-1”, FRN, 0.628%, 2022	3,377,211	3,375,665
FDIC Stuctured Sale Guaranteed Notes, “1-A”, FRN, 0.732%, 2048 (n)	871,403	870,781
Ford Credit Auto Owner Trust, “A-2”, 0.47%, 2015	1,733,212	1,733,345
Ford Credit Floorplan Master Owner Trust, “A”, 1.92%, 2019	2,310,000	2,349,469
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.532%, 2016	6,800,000	6,803,427
Ford Credit Floorplan Master Owner Trust, “A-1”, 0.74%, 2016	7,200,000	7,209,101
GE Equipment Small Ticket LLC, “A2”, 0.73%, 2016 (n)	1,220,000	1,220,743
HLSS Servicer Advance Receivables Trust, 2013-T1, “A1”, 0.898%, 2044 (n)	5,030,000	5,026,982
Honda Auto Receivables Owner Trust, “A-2”, 0.46%, 2014	3,220,559	3,221,438
Honda Auto Receivables Owner Trust, “A2”, 0.54%, 2016	4,160,000	4,163,919
Hyundai Auto Lease Securitization Trust, “A2”, 0.75%, 2016 (n)	4,140,000	4,141,884
Hyundai Auto Receivables Trust, “A-3”, 0.62%, 2016	3,600,000	3,603,254

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
John Deere Owner Trust, “A2”, 0.55%, 2016	$1,370,000	$1,370,252
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	2,611,000	2,885,641
Kingsland III Ltd., “A1”, CDO, FRN, 0.477%, 2021 (z)	1,974,525	1,952,452
Lanark Master Issuer PLC, “1-A”, FRN, 1.662%, 2054	4,500,000	4,575,704
National Credit Union Administration, “1-A”, FRN, 0.624%, 2020	1,885,967	1,878,423
National Credit Union Administration, “1-A”, FRN, 0.554%, 2020	2,620,323	2,626,848
Race Point CLO Ltd., “A1A”, FRN, 0.465%, 2021 (n)	2,880,000	2,839,856
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	741,879	742,028
SLM Student Loan Trust, “A-1”, FRN, 0.338%, 2017	2,314,820	2,313,751
SLM Student Loan Trust, “A-2”, FRN, 0.465%, 2016	855,001	854,423
SLM Student Loan Trust, “A-4”, FRN, 0.395%, 2019	849,366	848,845
SLM Student Loan Trust, “A-4”, FRN, 0.444%, 2020	774,296	774,170
SLM Student Loan Trust, “A-4”, FRN, 0.345%, 2021	3,732,916	3,716,077
Smart Trust, “A2B”, FRN, 0.432%, 2015	4,500,000	4,491,356
Student Loan Consolidation Center, “A”, FRN, 1.398%, 2027 (n)	1,462,598	1,493,223
Toyota Auto Receivables Owner Trust, “A-3”, 0.68%, 2015	4,512,945	4,519,981
Volvo Financial Equipment LLC, “A2”, 0.53%, 2015 (n)	1,100,000	1,099,438
World Omni Auto Receivables Trust, “A-3”, 0.64%, 2017	3,800,000	3,800,726

		$123,872,007

Automotive – 2.9%
American Honda Finance Corp., 1.6%, 2018 (n)	$4,500,000	$4,426,943
American Honda Finance Corp., FRN, 0.637%, 2016 (n)	1,530,000	1,533,469
Daimler Finance North America LLC, 2.4%, 2017 (n)	1,800,000	1,828,064
Daimler Finance North America LLC, FRN, 0.869%, 2015 (n)	4,780,000	4,796,897
Daimler Finance North America LLC, FRN, 0.945%, 2016 (n)	3,820,000	3,828,595
Ford Motor Credit Co. LLC, 8%, 2016	3,500,000	4,137,610
Harley-Davidson Financial Services, 3.875%, 2016 (n)	2,841,000	3,022,233
Nissan Motor Acceptance Corp., FRN, 0.95%, 2016 (z)	3,480,000	3,485,686

		$27,059,497

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Banks & Diversified Financials (Covered Bonds) – 3.9%
Australia & New Zealand Banking Group, 1%, 2015 (n)	$7,600,000	$7,640,212
Bank of Nova Scotia, 2.15%, 2016 (n)	2,200,000	2,275,240
Bank of Nova Scotia, 1.75%, 2017 (n)	1,200,000	1,221,840
Bank of Scotland PLC, 5.25%, 2017 (n)	3,900,000	4,356,518
DnB Nor Boligkreditt A.S., 2.1%, 2015 (n)	5,000,000	5,137,000
Northern Rock Asset Management, 5.625%, 2017 (n)	2,400,000	2,722,896
Royal Bank of Canada, 1.125%, 2016	1,450,000	1,451,586
SpareBank 1 Boligkreditt A.S., 1.25%, 2013 (n)	1,300,000	1,300,780
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	2,900,000	3,017,450
SpareBank 1 Boligkreditt A.S., 2.3%, 2017 (n)	6,100,000	6,257,380
Swedbank Hypotek AB, FRN, 0.698%, 2014 (n)	1,600,000	1,603,637

		$36,984,539

Biotechnology – 0.4%
Life Technologies Corp., 4.4%, 2015	$2,275,000	$2,374,101
Life Technologies Corp., 3.5%, 2016	1,425,000	1,481,079

		$3,855,180

Broadcasting – 1.0%
News America, Inc., 5.3%, 2014	$2,400,000	$2,532,127
Reed Elsevier Capital, 7.75%, 2014	3,050,000	3,108,606
Vivendi S.A., 2.4%, 2015 (n)	2,450,000	2,499,613
WPP Finance, 8%, 2014	970,000	1,034,012

		$9,174,358

Cable TV – 1.0%
DIRECTV Holdings LLC, 3.5%, 2016	$4,875,000	$5,082,110
NBCUniversal Enterprise Co., FRN, 0.805%, 2016 (n)	1,000,000	1,005,030
NBCUniversal Media LLC, 2.1%, 2014	2,975,000	2,999,038

		$9,086,178

Computer Software – Systems – 0.7%
Apple, Inc., FRN, 0.515%, 2018	$3,030,000	$3,017,732
Xerox Corp., FRN, 1.083%, 2014	4,025,000	4,030,522

		$7,048,254

Conglomerates – 1.4%
ABB Finance (USA), Inc., 1.625%, 2017	$930,000	$931,142
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	3,860,000	4,003,959
General Electric Co., 0.85%, 2015	5,775,000	5,788,311
Pentair Finance S.A., 1.35%, 2015	2,860,000	2,870,659

		$13,594,071

Consumer Products – 0.4%
Avon Products, Inc., 2.375%, 2016	$1,020,000	$1,040,777
Mattel, Inc., 1.7%, 2018	1,232,000	1,209,637
Reckitt Benckiser PLC, 2.125%, 2018 (n)	1,150,000	1,155,155

		$3,405,569

Issuer	Shares/Par	Value ($)

BONDS – continued
Consumer Services – 0.7%
eBay, Inc., 1.35%, 2017	$1,425,000	$1,415,098
Experian Finance PLC, 2.375%, 2017 (n)	1,788,000	1,774,511
Western Union Co., FRN, 1.262%, 2015	3,620,000	3,634,893

		$6,824,502

Electrical Equipment – 0.1%
Arrow Electronics, Inc., 3%, 2018	$919,000	$926,959

Electronics – 0.3%
Intel Corp., 1.95%, 2016	$3,175,000	$3,263,398

Emerging Market Quasi-Sovereign – 1.0%
CNOOC Finance (2013) Ltd., 1.125%, 2016	$2,410,000	$2,384,365
Korea Development Bank, 1%, 2016	2,770,000	2,734,129
Rosneft, 3.149%, 2017 (n)	2,000,000	2,000,000
State Grid International Development Co. Ltd., 1.75%, 2018 (n)	1,862,000	1,815,616

		$8,934,110

Energy – Independent – 0.3%
Encana Corp., 5.9%, 2017	$2,500,000	$2,869,065
Petrohawk Energy Corp., 7.25%, 2018	247,000	267,995

		$3,137,060

Energy – Integrated – 1.9%
BG Energy Capital PLC, 2.875%, 2016 (n)	$2,900,000	$3,035,955
BP Capital Markets PLC, 3.125%, 2015	5,350,000	5,595,126
Chevron Corp., 0.889%, 2016	1,170,000	1,174,571
Petro-Canada Financial Partnership, 5%, 2014	2,650,000	2,774,844
Total Capital Canada Ltd., FRN, 0.648%, 2016	2,070,000	2,079,915
Total Capital International S.A., 1.5%, 2017	2,900,000	2,921,973

		$17,582,384

Financial Institutions – 1.2%
General Electric Capital Corp., 2.15%, 2015	$6,275,000	$6,405,181
General Electric Capital Corp., 2.375%, 2015	2,100,000	2,153,225
LeasePlan Corp. N.V., 2.5%, 2018 (n)	2,949,000	2,864,709

		$11,423,115

Food & Beverages – 4.3%
Anheuser-Busch InBev S.A., 5.375%, 2014	$1,325,000	$1,396,607
Anheuser-Busch InBev S.A., 0.8%, 2015	2,600,000	2,611,765
Anheuser-Busch InBev S.A., 0.8%, 2016	2,300,000	2,298,238
Coca-Cola Co., 1.15%, 2018	1,690,000	1,652,849
Coca-Cola Icecek Uretim, 4.75%, 2018 (z)	937,000	944,028
Conagra Foods, Inc., 1.3%, 2016	2,080,000	2,082,169
Diageo Capital PLC, 1.5%, 2017	2,000,000	2,000,718
General Mills, Inc., FRN , 0.563%, 2016	1,650,000	1,651,208
Heineken N.V., 1.4%, 2017 (n)	4,300,000	4,227,519
Ingredion, Inc., 1.8%, 2017	1,950,000	1,922,671
Kellogg Co., 4.45%, 2016	690,000	751,452
Kraft Foods Group, Inc. , 1.625%, 2015	2,750,000	2,792,845

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Food & Beverages – continued
Molson Coors Brewing Co., 2%, 2017	$3,525,000	$3,562,813
PepsiCo, Inc., 2.5%, 2016	2,600,000	2,705,139
Pernod-Ricard S.A., 2.95%, 2017 (n)	3,000,000	3,112,425
SABMiller Holdings, Inc., 1.85%, 2015 (n)	6,850,000	6,935,043

		$40,647,489

Food & Drug Stores – 0.6%
CVS Caremark Corp., 5.75%, 2017	$2,155,000	$2,464,322
Walgreen Co., 1%, 2015	3,000,000	3,008,829

		$5,473,151

Gaming & Lodging – 0.3%
Wyndham Worldwide Corp., 2.95%, 2017	$2,526,000	$2,592,232

Insurance – 2.4%
American International Group, Inc., 4.875%, 2016	$3,550,000	$3,888,642
American International Group, Inc., 5.85%, 2018	1,226,000	1,394,056
ING U.S., Inc., 2.9%, 2018	1,645,000	1,651,712
MetLife Institutional Funding II LLC, FRN, 0.64%, 2015 (n)	1,940,000	1,946,598
MetLife, Inc., 1.756%, 2017	1,875,000	1,861,144
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	2,750,000	2,838,091
New York Life Global Funding, 3%, 2015 (n)	4,725,000	4,905,670
PRICOA Global Funding I, FRN, 0.532%, 2015 (n)	1,610,000	1,609,425
Prudential Financial, Inc., 5.1%, 2014	774,000	806,880
Prudential Financial, Inc., FRN, 1.044%, 2018	1,500,000	1,502,156

		$22,404,374

Insurance – Health – 0.8%
Coventry Health Care, Inc., 6.3%, 2014	$829,000	$868,108
UnitedHealth Group, Inc., 0.85%, 2015	7,050,000	7,067,808

		$7,935,916

Insurance – Property & Casualty – 0.2%
QBE Insurance Group Ltd., 2.4%, 2018 (n)	$1,987,000	$1,935,795

International Market Quasi-Sovereign – 4.3%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$298,000	$307,035
Bank Nederlandse Gemeenten N.V., 1.375%, 2018 (n)	4,000,000	3,935,952
FMS Wertmanagement, 0.625%, 2016	2,310,000	2,307,764
KfW Bankengruppe, 0.5%, 2015	2,210,000	2,212,880
Kommunalbanken A.S., 0.375%, 2015 (n)	4,190,000	4,189,758
Kommunalbanken A.S., 1%, 2018 (n)	5,000,000	4,850,100
Kreditanstalt für Wiederaufbau, FRN, 0.229%, 2015	4,500,000	4,500,077
Municipality Finance PLC, 2.375%, 2016	2,350,000	2,445,645
Nederlandse Waterschapsbank N.V., 0.75%, 2016 (n)	3,570,000	3,566,030
Statoil A.S.A., 7.375%, 2016 (n)	3,870,000	4,449,981

Issuer	Shares/Par	Value ($)

BONDS – continued
International Market Quasi-Sovereign – continued
Statoil A.S.A., FRN, 0.554%, 2018	$911,000	$909,789
Swedish Export Credit Corp., FRN, 0.564%, 2017	6,320,000	6,332,608

		$40,007,619

International Market Sovereign – 0.6%
Kingdom of Sweden, 1%, 2018 (n)	$3,040,000	$2,992,272
Republic of Iceland, 4.875%, 2016 (n)	2,520,000	2,635,920

		$5,628,192

Local Authorities – 0.5%
Kommuninvest i Sverige AB, 0.5%, 2016 (n)	$2,400,000	$2,385,000
State of Illinois, 4.961%, 2016	2,215,000	2,350,292

		$4,735,292

Machinery & Tools – 0.4%
Caterpillar Financial Services Corp., 0.7%, 2015	$4,025,000	$4,022,943

Major Banks – 12.9%
ABN AMRO Bank N.V., 1.375%, 2016 (n)	$4,230,000	$4,230,423
Bank of America Corp., 3.625%, 2016	1,925,000	2,024,496
Bank of America Corp., 5.625%, 2016	1,150,000	1,282,271
Bank of America Corp., 6%, 2017	5,050,000	5,718,726
Bank of America Corp., FRN, 1.07%, 2016	1,330,000	1,334,958
Bank of Montreal, FRN, 0.869%, 2018	1,380,000	1,381,230
Bank of Nova Scotia, FRN, 0.787%, 2016	1,300,000	1,304,670
BNP Paribas, 2.7%, 2018	2,720,000	2,751,109
BNP Paribas, FRN, 1.168%, 2014	2,440,000	2,444,490
Canadian Imperial Bank of Commerce, FRN, 0.786%, 2016	1,490,000	1,497,434
Commonwealth Bank of Australia, 1.95%, 2015	6,150,000	6,269,488
Commonwealth Bank of Australia, FRN, 0.752%, 2016 (n)	1,750,000	1,752,058
Credit Suisse New York, FRN, 1.228%, 2014	8,100,000	8,120,485
DNB Bank A.S.A., 3.2%, 2017 (n)	2,815,000	2,950,092
Goldman Sachs Group, Inc., 1.6%, 2015	3,400,000	3,424,691
Goldman Sachs Group, Inc., FRN, 1.263%, 2014	4,000,000	4,022,892
Goldman Sachs Group, Inc., FRN, 1.465%, 2018	1,580,000	1,583,527
HSBC Bank PLC, FRN, 0.904%, 2018 (n)	1,813,000	1,814,684
HSBC USA, Inc., 1.625%, 2018	3,720,000	3,646,452
ING Bank N.V., 2%, 2015 (n)	550,000	557,486
ING Bank N.V., FRN, 1.208%, 2016 (n)	1,400,000	1,410,154
ING Bank N.V., FRN, 1.658%, 2014 (n)	3,525,000	3,554,296
JPMorgan Chase & Co., 1.875%, 2015	4,000,000	4,062,768
JPMorgan Chase & Co., 3.45%, 2016	6,550,000	6,896,947
Macquarie Bank Ltd., 5%, 2017 (n)	3,000,000	3,271,800
Morgan Stanley, 4.1%, 2015	3,250,000	3,367,052
Morgan Stanley, 5.75%, 2016	1,850,000	2,055,233
Morgan Stanley, 5.45%, 2017	2,475,000	2,725,502
Morgan Stanley, 4.75%, 2017	1,675,000	1,808,533

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Nordea Bank AB, FRN, 0.724%, 2016 (n)	$1,887,000	$1,892,933
PNC Bank N.A., 1.3%, 2016	1,290,000	1,294,645
PNC Bank N.A., FRN, 0.573%, 2016	2,190,000	2,188,062
Royal Bank of Canada, 1.5%, 2018	2,365,000	2,328,175
Royal Bank of Canada, FRN, 0.713%, 2016	1,820,000	1,826,388
Royal Bank of Scotland PLC, 2.55%, 2015	3,025,000	3,089,917
Santander U.S. Debt S.A.U., 3.724%, 2015 (n)	1,200,000	1,216,991
Standard Chartered PLC, 3.85%, 2015 (n)	3,150,000	3,268,056
State Street Bank & Trust Co., FRN, 0.458%, 2015	2,857,000	2,838,752
Sumitomo Mitsui Banking Corp., 1.35%, 2015	3,475,000	3,507,390
Wells Fargo & Co., 1.5%, 2015	1,925,000	1,949,141
Wells Fargo & Co., FRN, 0.793%, 2016	2,340,000	2,348,461
Westpac Banking Corp., 1.125%, 2015	5,800,000	5,842,091

		$120,854,949

Medical & Health Technology & Services – 1.8%
Becton, Dickinson & Co., 1.75%, 2016	$2,900,000	$2,959,566
Covidien International Finance S.A., 6%, 2017	1,485,000	1,717,205
Express Scripts Holding Co., 3.125%, 2016	1,175,000	1,229,862
McKesson Corp., 3.25%, 2016	3,075,000	3,240,620
Medco Health Solutions, Inc., 2.75%, 2015	2,700,000	2,789,705
Thermo Fisher Scientific, Inc., 2.05%, 2014	4,875,000	4,899,102

		$16,836,060

Metals & Mining – 1.4%
Barrick Gold Corp., 2.5%, 2018	$1,200,000	$1,144,259
Barrick International (Barbados) Corp., 5.75%, 2016 (n)	842,000	900,324
Freeport-McMoRan Copper & Gold, Inc., 1.4%, 2015	2,825,000	2,832,418
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 2017	330,000	327,957
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 2018 (n)	800,000	773,156
Glencore Funding LLC, FRN, 1.422%, 2016 (n)	2,720,000	2,663,538
Rio Tinto Financial USA PLC, 1.125%, 2015	4,750,000	4,774,178

		$13,415,830

Mortgage-Backed – 3.8%
Fannie Mae, 2.8%, 2018	$3,234,125	$3,382,318
Fannie Mae, 3.738%, 2018	13,830,656	15,040,230
Fannie Mae, 3.75%, 2018	4,016,142	4,332,138
Fannie Mae, 5.5%, 2025	4,988,594	5,270,490
Fannie Mae, 5%, 2030 – 2041	4,288,557	4,665,333
Fannie Mae, 5%, 2039 (f)	2,640,720	2,862,664

		$35,553,173

Issuer	Shares/Par	Value ($)

BONDS – continued
Municipals – 3.0%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 2016	$4,860,000	$4,838,324
New York Dormitory Authority, Personal Income Tax Rev., “G”, 1.998%, 2014	719,000	723,803
New York, NY, “D-2”, 5.07%, 2014	5,300,000	5,575,600
Pennsylvania Higher Education Assistance Agency, “A-1”, FRN, 0.866%, 2019	877,366	877,901
South Carolina Student Loan Corp., Education Loan Rev., “A-1”, 0.361%, 2018	1,141,088	1,138,292
St. Paul, MN, Northstar Education Finance, Inc., FRN, 0.396%, 2016	921,194	919,048
State of California, 3.95%, 2015	1,950,000	2,070,900
State of Illinois, 4.421%, 2015	6,500,000	6,703,645
State of New Jersey, “R”, 2.02%, 2014	5,300,000	5,346,958

		$28,194,471

Natural Gas – Distribution – 0.3%
GDF Suez, 1.625%, 2017 (n)	$2,500,000	$2,489,600

Natural Gas – Pipeline – 1.2%
Energy Transfer Partners LP, 5.95%, 2015	$1,010,000	$1,073,755
Enterprise Products Operating LP, 6.5%, 2019	630,000	746,953
Enterprise Products Partners LP, 1.25%, 2015	3,775,000	3,794,811
ONEOK Partners LP, 6.15%, 2016	1,200,000	1,356,240
ONEOK Partners LP, 2%, 2017	775,000	769,408
TransCanada PipeLines Ltd., FRN, 0.928%, 2016	3,750,000	3,773,400

		$11,514,567

Network & Telecom – 2.8%
AT&T, Inc., 2.95%, 2016	$2,800,000	$2,927,764
AT&T, Inc., 2.4%, 2016	7,950,000	8,208,001
France Telecom, 4.375%, 2014	6,000,000	6,160,140
Telefonica Emisiones SAU, 6.421%, 2016	1,325,000	1,455,899
Verizon Communications, Inc., 0.7%, 2015	6,325,000	6,285,418
Verizon Communications, Inc., FRN, 1.781%, 2016	1,650,000	1,698,131

		$26,735,353

Oil Services – 0.8%
Transocean, Inc., 4.95%, 2015	$2,225,000	$2,386,980
Transocean, Inc., 5.05%, 2016	3,125,000	3,424,650
Transocean, Inc., 2.5%, 2017	1,875,000	1,880,033

		$7,691,663

Oils – 0.6%
Phillips 66, 2.95%, 2017	$5,596,000	$5,792,436

Other Banks & Diversified Financials – 6.6%
Abbey National Treasury Services PLC, 3.05%, 2018	$1,521,000	$1,545,230
American Express Credit Co., 2.75%, 2015	5,200,000	5,396,347

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.712%, 2016 (n)	$1,450,000	$1,453,516
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.868%, 2016 (n)	3,880,000	3,895,764
Capital One Financial Corp., 7.375%, 2014	3,522,000	3,671,914
Capital One Financial Corp., 2.125%, 2014	2,800,000	2,831,035
Capital One Financial Corp., 1%, 2015	1,275,000	1,268,578
Citigroup, Inc., 6.375%, 2014	1,875,000	1,965,596
Citigroup, Inc., 5.85%, 2016	4,825,000	5,375,402
Danske Bank A.S., 3.75%, 2015 (n)	240,000	248,724
Groupe BPCE S.A., FRN, 1.515%, 2016	3,630,000	3,681,452
Intesa Sanpaolo S.p.A., 3.125%, 2016	2,550,000	2,546,303
Intesa Sanpaolo S.p.A., FRN, 2.662%, 2014 (n)	2,000,000	2,011,024
Rabobank Nederland N.V., 3.375%, 2017	3,000,000	3,192,108
Rabobank Nederland N.V., FRN, 0.731%, 2016	1,380,000	1,384,805
Santander Holdings USA, Inc., 3%, 2015	1,725,000	1,775,006
Santander Holdings USA, Inc., 3.45%, 2018	1,420,000	1,450,215
Skandinaviska Enskilda, 1.75%, 2018 (n)	1,721,000	1,685,582
SunTrust Banks, Inc., 3.5%, 2017	3,000,000	3,172,425
Svenska Handelsbanken AB, 2.875%, 2017	2,500,000	2,602,115
Svenska Handelsbanken AB, FRN, 0.7%, 2016	3,150,000	3,157,154
Swedbank AB, 2.125%, 2017 (n)	1,628,000	1,641,405
UBS AG, 3.875%, 2015	3,269,000	3,401,574
Union Bank N.A., 2.125%, 2017	2,825,000	2,840,566

		$62,193,840

Personal Computers & Peripherals – 0.4%
Hewlett Packard Co., 6.125%, 2014	$3,250,000	$3,320,519

Pharmaceuticals – 2.3%
AbbVie, Inc., 1.75%, 2017	$5,300,000	$5,256,487
Bristol-Myers Squibb Co., 0.875%, 2017	3,896,000	3,814,348
Celgene Corp., 2.45%, 2015	3,000,000	3,088,893
Mylan, Inc., 1.8%, 2016 (n)	990,000	994,095
Sanofi, 1.25%, 2018	3,500,000	3,416,858
Watson Pharmaceuticals, Inc., 1.875%, 2017	5,250,000	5,217,009

		$21,787,690

Pollution Control – 0.2%
Waste Management, Inc. Co., 5%, 2014	$1,825,000	$1,861,237

Printing & Publishing – 0.3%
Thomson Reuters Corp., 0.875%, 2016	$2,380,000	$2,365,868

Real Estate – 1.3%
HCP, Inc., REIT, 2.7%, 2014	$1,525,000	$1,534,531
Health Care, Inc., REIT, 6%, 2013	2,105,000	2,117,499
Health Care, Inc., REIT, 4.7%, 2017	1,845,000	2,007,650
Prologis LP, REIT, 5.625%, 2016	355,000	392,849

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – continued
Simon Property Group, Inc., REIT, 4.2%, 2015	$3,675,000	$3,811,471
Simon Property Group, Inc., REIT, 1.5%, 2018 (n)	1,208,000	1,177,683
Ventas Realty LP, 1.55%, 2016	1,390,000	1,391,861

		$12,433,544

Retailers – 0.2%
Wesfarmers Ltd., 1.874%, 2018 (n)	$1,593,000	$1,569,051

Specialty Chemicals – 0.6%
Air Products & Chemicals, Inc., 2%, 2016	$736,000	$750,394
Ecolab, Inc., 1%, 2015	3,025,000	3,026,398
Ecolab, Inc., 3%, 2016	1,850,000	1,940,336

		$5,717,128

Supranational – 0.5%
International Bank for Reconstruction and Development, 0.5%, 2016	$4,850,000	$4,832,753

Telecommunications – Wireless – 1.8%
American Tower Trust I, REIT, 1.551%, 2018 (n)	$1,900,000	$1,852,519
Crown Castle Towers LLC, 4.523%, 2015 (n)	545,000	565,401
Crown Castle Towers LLC, 3.214%, 2015 (n)	3,000,000	3,059,757
Rogers Cable, Inc., 5.5%, 2014	625,000	638,932
Rogers Wireless, Inc., 6.375%, 2014	4,250,000	4,350,504
Verizon Wireless Capital LLC, 7.375%, 2013	1,803,000	1,817,543
Vodafone Group PLC, 2.875%, 2016	4,225,000	4,382,635

		$16,667,291

Tobacco – 0.5%
Imperial Tobacco Finance PLC, 2.05%, 2018 (n)	$1,441,000	$1,405,134
Reynolds American, Inc., 7.625%, 2016	2,655,000	3,110,810

		$4,515,944

Transportation – Services – 0.7%
ERAC USA Finance Co., 2.75%, 2017 (n)	$3,000,000	$3,067,608
United Parcel Service, Inc., 1.125%, 2017	3,175,000	3,129,051

		$6,196,659

U.S. Government Agencies and Equivalents – 1.5%
National Credit Union Administration, 1.84%, 2020	$296,451	$297,008
National Credit Union Administration, FRN, 0.544%, 2017	1,794,970	1,797,842
National Credit Union Administration, FRN, 0.574%, 2020	3,090,699	3,094,562
National Credit Union Administration, FRN, 0.554%, 2020	2,198,253	2,202,633
National Credit Union Administration, FRN, 0.554%, 2020	1,303,650	1,305,025
National Credit Union Administration, FRN, 0.631%, 2020	922,590	927,876

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
National Credit Union Administration, FRN, 0.524%, 2020	$1,399,942	$1,401,426
Private Export Funding Corp., 1.875%, 2018	3,440,000	3,459,694

		$14,486,066

Utilities – Electric Power – 5.9%
Commonwealth Edison, 1.625%, 2014	$4,800,000	$4,817,006
Dominion Resources, Inc., 1.8%, 2014	3,100,000	3,116,520
DTE Energy Co., 7.625%, 2014	3,400,000	3,544,741
Duke Energy Corp., 6.3%, 2014	4,650,000	4,736,123
Duke Energy Indiana, Inc., FRN, 0.619%, 2016	1,150,000	1,152,536
Enel Finance International S.A., 3.875%, 2014 (n)	2,000,000	2,048,206
Enel Finance International S.A., 6.25%, 2017 (n)	680,000	752,447
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	3,000,000	3,071,514
ITC Holdings Corp., 5.875%, 2016 (n)	1,450,000	1,606,851
MidAmerican Energy Holdings Co., 5%, 2014	3,600,000	3,658,547

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
NextEra Energy Capital Co., 1.2%, 2015	$3,000,000	$3,016,053
NextEra Energy Capital Holdings, Inc., 1.339%, 2015	1,450,000	1,455,034
PPL WEM Holdings PLC, 3.9%, 2016 (n)	3,475,000	3,642,377
Progress Energy, Inc., 6.05%, 2014	3,350,000	3,431,261
Sierra Pacific Power Co., 6%, 2016	3,450,000	3,887,312
Southern Co., 4.15%, 2014	1,400,000	1,431,242
Southern Co., 2.45%, 2018	3,000,000	3,029,163
Virginia Electric and Power Co., 1.2%, 2018	2,790,000	2,724,703
Wisconsin Electric Power, 6%, 2014	3,875,000	3,979,272

		$55,100,908

Total Bonds		$903,680,784

MONEY MARKET FUNDS – 3.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	33,301,667	$33,301,667

Total Investments		$936,982,451

OTHER ASSETS, LESS LIABILITIES – 0.2%		2,024,659

Net Assets – 100.0%		$939,007,110

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $227,299,295, representing 24.2% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Babson Ltd., CLO, “A1”, FRN, 0.516%, 2019	3/13/13	$903,682	$905,631
Coca-Cola Icecek Uretim, 4.75%, 2018	9/25/13-9/27/13	943,801	944,028
Kingsland III Ltd., “A1”, CDO, FRN, 0.477%, 2021	6/14/13	1,947,515	1,952,452
Nissan Motor Acceptance Corp., FRN, 0.95%, 2016	9/19/13	3,480,000	3,485,686
Total Restricted Securities			$7,287,797
% of Net assets			0.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/13

Futures Contracts Outstanding at 9/30/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	500	$60,523,438	December - 2013	$(763,469)

At September 30, 2013, the fund had liquid securities with an aggregate value of $633,308 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$14,486,066	$—	$14,486,066
Non-U.S. Sovereign Debt	—	59,402,674	—	59,402,674
Municipal Bonds	—	28,194,471	—	28,194,471
U.S. Corporate Bonds	—	383,671,552	—	383,671,552
Residential Mortgage-Backed Securities	—	45,504,928	—	45,504,928
Commercial Mortgage-Backed Securities	—	5,980,441	—	5,980,441
Asset-Backed Securities (including CDOs)	—	107,939,808	—	107,939,808
Foreign Bonds	—	258,500,844	—	258,500,844
Mutual Funds	33,301,667	—	—	33,301,667
Total Investments	$33,301,667	$903,680,784	$—	$936,982,451

Other Financial Instruments
Futures Contracts	$(763,469)	$—	$—	$(763,469)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$932,769,283
Gross unrealized appreciation	6,869,323
Gross unrealized depreciation	(2,656,155)
Net unrealized appreciation (depreciation)	$4,213,168

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	18,243,250	227,039,930	(211,981,513)	33,301,667

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,374	$33,301,667

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2013, are as follows:

United States	65.0%
United Kingdom	5.6%
Australia	4.0%
Norway	3.6%
Canada	3.4%
France	3.4%
Netherlands	3.1%
Sweden	2.6%
Germany	2.1%
Other Countries	7.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

September 30, 2013

MFS® MODERATE ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 99.9%
MFS Global Governments Portfolio – Initial Class (a)	9,908,119	$104,827,898
MFS Global Real Estate Portfolio – Initial Class	5,051,188	62,533,712
MFS Government Securities Portfolio – Initial Class	16,269,083	208,244,264
MFS Growth Series – Initial Class	5,536,233	194,986,116
MFS High Yield Portfolio – Initial Class	17,153,338	104,463,831
MFS Inflation-Adjusted Bond Portfolio –Initial Class	10,419,531	105,133,064
MFS International Growth Portfolio – Initial Class	4,487,988	64,223,112
MFS International Value Portfolio – Initial Class	3,103,896	64,561,031
MFS Limited Maturity Portfolio – Initial Class	8,071,801	82,978,113
MFS Mid Cap Growth Series – Initial Class	18,476,109	151,873,619
MFS Mid Cap Value Portfolio – Initial Class	16,361,385	150,688,352

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – continued
MFS New Discovery Series – Initial Class	1,600,144	$32,754,941
MFS New Discovery Value Portfolio – Initial Class	2,941,597	32,534,066
MFS Research Bond Series – Initial Class	19,132,923	249,684,641
MFS Research International Portfolio – Initial Class	9,723,275	150,613,531
MFS Research Series – Initial Class	6,457,867	168,679,485
MFS Value Series – Initial Class	10,864,737	189,589,660

Total Underlying Affiliated Funds		$2,118,369,436

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	2,354,202	$2,354,202

Total Investments		$2,120,723,638

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(443,307)

Net Assets – 100.0%		$2,120,280,331

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,120,723,638	$—	$—	$2,120,723,638

2

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,964,919,907
Gross unrealized appreciation	194,931,425
Gross unrealized depreciation	(39,127,694)
Net unrealized appreciation (depreciation)	$155,803,731

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio	8,850,203	1,133,098	(75,182)	9,908,119
MFS Global Real Estate Portfolio	4,774,336	659,789	(382,937)	5,051,188
MFS Government Securities Portfolio	14,562,011	1,809,790	(102,718)	16,269,083
MFS Growth Series	6,237,488	63,898	(765,153)	5,536,233
MFS High Yield Portfolio	16,458,877	865,402	(170,941)	17,153,338
MFS Inflation-Adjusted Bond Portfolio	8,823,688	1,761,278	(165,435)	10,419,531
MFS Institutional Money Market Portfolio	978,171	83,501,119	(82,125,088)	2,354,202
MFS International Growth Portfolio	4,574,112	141,640	(227,764)	4,487,988
MFS International Value Portfolio	3,453,359	53,194	(402,657)	3,103,896
MFS Limited Maturity Portfolio	7,654,288	533,170	(115,657)	8,071,801
MFS Mid Cap Growth Series	21,375,239	125,006	(3,024,136)	18,476,109
MFS Mid Cap Value Portfolio	16,050,979	2,837,076	(2,526,670)	16,361,385
MFS New Discovery Series	1,924,794	26,379	(351,029)	1,600,144
MFS New Discovery Value Portfolio	3,421,836	77,327	(557,566)	2,941,597
MFS Research Bond Series	17,539,556	1,744,522	(151,155)	19,132,923
MFS Research International Portfolio	10,338,373	140,145	(755,243)	9,723,275
MFS Research Series	7,297,788	43,112	(883,033)	6,457,867
MFS Value Series	12,448,090	162,327	(1,745,680)	10,864,737

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(36,943)	$—	$—	$104,827,898
MFS Global Real Estate Portfolio	621,208	—	3,281,660	62,533,712
MFS Government Securities Portfolio	(367)	1,042,594	5,263,180	208,244,264
MFS Growth Series	84,532	1,410,427	445,271	194,986,116
MFS High Yield Portfolio	(46,201)	—	2,524,593	104,463,831
MFS Inflation-Adjusted Bond Portfolio	(46,646)	1,295,529	5,020,737	105,133,064
MFS Institutional Money Market Portfolio	—	—	1,178	2,354,202
MFS International Growth Portfolio	(78,467)	39,333	837,675	64,223,112
MFS International Value Portfolio	840,330	—	938,379	64,561,031
MFS Limited Maturity Portfolio	(5,103)	—	342,027	82,978,113
MFS Mid Cap Growth Series	724,725	569,194	—	151,873,619

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Mid Cap Value Portfolio	$1,056,517	$16,672,710	$7,196,697	$150,688,352
MFS New Discovery Series	182,346	—	256,317	32,754,941
MFS New Discovery Value Portfolio	(720,945)	80,488	600,677	32,534,066
MFS Research Bond Series	(120,196)	299,126	3,709,715	249,684,641
MFS Research International Portfolio	912,073	—	1,075,612	150,613,531
MFS Research Series	(2,324,088)	303,357	645,071	168,679,485
MFS Value Series	(5,994,734)	61,013	2,687,360	189,589,660

	$(4,951,959)	$21,773,771	$34,826,149	$2,120,723,638

4

QUARTERLY REPORT

September 30, 2013

MFS® MID CAP VALUE PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.6%
Airlines – 1.4%
Alaska Air Group, Inc.	31,440	$1,968,773
Delta Air Lines, Inc.	93,410	2,203,542
United Continental Holdings, Inc. (a)	35,710	1,096,654

		$5,268,969

Apparel Manufacturers – 2.0%
Guess?, Inc.	36,740	$1,096,689
Hanesbrands, Inc.	52,640	3,279,998
PVH Corp.	11,745	1,394,014
VF Corp.	9,033	1,798,019

		$7,568,720

Automotive – 2.2%
Delphi Automotive PLC	80,490	$4,702,226
TRW Automotive Holdings Corp. (a)	52,210	3,723,095

		$8,425,321

Broadcasting – 0.9%
Interpublic Group of Companies, Inc.	196,530	$3,376,385

Brokerage & Asset Managers – 2.8%
Affiliated Managers Group, Inc. (a)	19,036	$3,476,735
Evercore Partners, Inc.	27,110	1,334,625
NASDAQ OMX Group, Inc.	109,533	3,514,914
TD Ameritrade Holding Corp.	85,480	2,237,866

		$10,564,140

Business Services – 2.0%
Brenntag AG	15,078	$2,510,008
Fidelity National Information Services, Inc.	70,390	3,268,912
Serco Group PLC	206,092	1,823,357

		$7,602,277

Cable TV – 0.4%
Dish Network Corp., “A”	29,780	$1,340,398

Chemicals – 1.6%
Celanese Corp.	57,150	$3,016,949
Intrepid Potash, Inc.	89,880	1,409,318
LyondellBasell Industries N.V., “A”	22,160	1,622,777

		$6,049,044

Computer Software – 0.6%
Symantec Corp.	86,670	$2,145,082

Computer Software – Systems – 3.2%
Ingram Micro, Inc., “A” (a)	102,530	$2,363,316
NCR Corp. (a)	61,230	2,425,320
NICE Systems Ltd., ADR	58,290	2,411,457
Vantiv, Inc., “A” (a)	63,950	1,786,763
Xerox Corp.	295,220	3,037,814

		$12,024,670

Construction – 1.4%
NVR, Inc. (a)	1,448	$1,330,987
Stanley Black & Decker, Inc.	44,130	3,996,854

		$5,327,841

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – 2.6%
Elizabeth Arden, Inc. (a)	27,200	$1,004,224
International Flavors & Fragrances, Inc.	28,050	2,308,515
Newell Rubbermaid, Inc.	166,590	4,581,225
Sensient Technologies Corp.	42,970	2,057,833

		$9,951,797

Containers – 2.0%
Ball Corp.	41,550	$1,864,764
Greif, Inc., “A”	41,950	2,056,808
Owens-Illinois, Inc. (a)	53,090	1,593,762
Sealed Air Corp.	78,540	2,135,503

		$7,650,837

Electrical Equipment – 2.2%
Pentair Ltd.	41,040	$2,665,138
Tyco International Ltd.	95,210	3,330,446
WESCO International, Inc. (a)	27,450	2,100,748

		$8,096,332

Electronics – 2.9%
Altera Corp.	65,280	$2,425,805
Analog Devices, Inc.	46,640	2,194,412
Microchip Technology, Inc.	80,830	3,256,641
NXP Semiconductors N.V. (a)	47,810	1,779,010
Ultratech, Inc. (a)	37,530	1,137,159

		$10,793,027

Energy – Independent – 5.1%
Cabot Oil & Gas Corp.	57,120	$2,131,718
Cobalt International Energy, Inc. (a)	48,030	1,194,026
CONSOL Energy, Inc.	81,300	2,735,745
EQT Corp.	34,550	3,065,276
Noble Energy, Inc.	51,666	3,462,139
PDC Energy, Inc. (a)	20,580	1,225,333
Peabody Energy Corp.	63,880	1,101,930
QEP Resources, Inc.	55,730	1,543,164
SM Energy Co.	37,110	2,864,521

		$19,323,852

Engineering – Construction – 0.5%
Fluor Corp.	28,110	$1,994,686

Food & Beverages – 5.4%
Bunge Ltd.	47,590	$3,612,557
Coca-Cola Enterprises, Inc.	70,450	2,832,795
Dr Pepper Snapple Group, Inc.	50,260	2,252,653
Ingredion, Inc.	47,590	3,149,030
J.M. Smucker Co.	34,650	3,639,636
Pinnacle Foods, Inc.	93,680	2,479,710
Tate & Lyle PLC	199,340	2,376,772

		$20,343,153

Food & Drug Stores – 0.7%
Empire Co. Ltd.	36,720	$2,651,198

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Gaming & Lodging – 0.5%
Wynn Resorts Ltd.	12,564	$1,985,238

General Merchandise – 0.7%
Kohl’s Corp.	51,160	$2,647,530

Insurance – 7.3%
Allied World Assurance Co.	30,690	$3,050,279
Aon PLC	42,220	3,142,857
Everest Re Group Ltd.	22,500	3,271,725
Genworth Financial, Inc. (a)	94,050	1,202,900
Hanover Insurance Group, Inc.	36,980	2,045,734
Hartford Financial Services Group, Inc.	48,540	1,510,565
Lincoln National Corp.	78,140	3,281,098
Protective Life Corp.	51,790	2,203,664
Symetra Financial Corp.	108,530	1,934,005
Third Point Reinsurance Ltd. (a)	122,910	1,780,966
Unum Group	64,530	1,964,293
Validus Holdings Ltd.	52,960	1,958,461

		$27,346,547

Leisure & Toys – 1.2%
Activision Blizzard, Inc.	61,340	$1,022,538
Hasbro, Inc.	26,210	1,235,539
Mattel, Inc.	53,170	2,225,696

		$4,483,773

Machinery & Tools – 4.0%
Cummins, Inc.	21,880	$2,907,195
Eaton Corp. PLC	50,540	3,479,174
Joy Global, Inc.	40,020	2,042,621
Kennametal, Inc.	39,830	1,816,248
Regal Beloit Corp.	31,080	2,111,264
SPX Corp.	33,790	2,859,986

		$15,216,488

Major Banks – 3.8%
Comerica, Inc.	70,740	$2,780,789
Huntington Bancshares, Inc.	424,970	3,510,252
KeyCorp	310,190	3,536,166
Regions Financial Corp.	246,960	2,286,850
State Street Corp.	34,310	2,255,883

		$14,369,940

Medical & Health Technology & Services – 1.4%
AmerisourceBergen Corp.	62,220	$3,801,642
Universal Health Services, Inc.	17,850	1,338,571

		$5,140,213

Medical Equipment – 5.8%
CareFusion Corp. (a)	84,220	$3,107,718
Cooper Cos., Inc.	18,517	2,401,470
Covidien PLC	31,910	1,944,595
DENTSPLY International, Inc.	67,380	2,924,966
Pall Corp.	18,290	1,409,062
PerkinElmer, Inc.	124,010	4,681,377
St. Jude Medical, Inc.	47,550	2,550,582
Teleflex, Inc.	33,540	2,759,671

		$21,779,441

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – 0.7%
GrafTech International Ltd. (a)	185,990	$1,571,616
Iluka Resources Ltd.	115,191	1,231,511

		$2,803,127

Natural Gas – Distribution – 2.5%
AGL Resources, Inc.	55,380	$2,549,141
NiSource, Inc.	70,120	2,166,007
NorthWestern Corp.	42,950	1,929,314
Spectra Energy Corp.	81,860	2,802,068

		$9,446,530

Natural Gas – Pipeline – 0.4%
QEP Midstream Partners LP (a)	69,880	$1,582,083

Oil Services – 2.8%
C&J Energy Services, Inc. (a)	69,760	$1,400,781
Cameron International Corp. (a)	35,320	2,061,628
Dresser-Rand Group, Inc. (a)	45,180	2,819,232
Ensco PLC, “A”	40,560	2,180,100
Noble Corp.	58,610	2,213,700

		$10,675,441

Other Banks & Diversified Financials – 5.3%
CIT Group, Inc. (a)	51,270	$2,500,438
Discover Financial Services	57,920	2,927,277
Fifth Third Bancorp	185,400	3,344,616
New York Community Bancorp, Inc.	126,030	1,904,313
PrivateBancorp, Inc.	67,270	1,439,578
SunTrust Banks, Inc.	78,300	2,538,486
TCF Financial Corp.	279,750	3,994,830
Zions Bancorporation	48,530	1,330,693

		$19,980,231

Pharmaceuticals – 1.7%
Endo Health Solutions, Inc. (a)	25,810	$1,172,806
Mylan, Inc. (a)	66,800	2,549,756
Valeant Pharmaceuticals International, Inc. (a)	25,840	2,695,887

		$6,418,449

Real Estate – 3.3%
Annaly Mortgage Management, Inc., REIT	168,560	$1,951,925
Big Yellow Group PLC, REIT	177,930	1,267,425
DDR Corp., REIT	142,470	2,238,204
EPR Properties, REIT	58,460	2,849,340
Equity Lifestyle Properties, Inc., REIT	51,710	1,766,931
Mid-America Apartment Communities, Inc., REIT	38,480	2,405,000

		$12,478,825

Specialty Chemicals – 4.1%
Air Products & Chemicals, Inc.	16,260	$1,732,828
Akzo Nobel N.V.	51,892	3,410,068
Albemarle Corp.	30,450	1,916,523
FMC Corp.	50,540	3,624,729
Rockwood Holdings, Inc.	19,640	1,313,916
Symrise AG	36,774	1,629,055

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – continued
Valspar Corp.	28,780	$1,825,515

		$15,452,634

Specialty Stores – 3.5%
ANN, Inc. (a)	43,470	$1,574,483
AutoZone, Inc. (a)	3,974	1,679,929
Bed Bath & Beyond, Inc. (a)	35,100	2,715,336
Children’s Place Retail Store, Inc. (a)	37,050	2,143,713
Sally Beauty Holdings, Inc. (a)	54,850	1,434,876
Staples, Inc.	251,090	3,678,468

		$13,226,805

Telephone Services – 1.2%
Frontier Communications Corp. (l)	443,060	$1,847,560
Windstream Holdings, Inc.	323,030	2,584,240

		$4,431,800

Tobacco – 1.1%
Lorillard, Inc.	59,750	$2,675,605
Schweitzer-Mauduit International, Inc.	22,680	1,372,820

		$4,048,425

Trucking – 0.5%
Swift Transportation Co. (a)	85,470	$1,725,639

Utilities – Electric Power – 6.9%
AES Corp.	227,140	$3,018,691
Calpine Corp. (a)	71,370	1,386,719
CenterPoint Energy, Inc.	61,340	1,470,320

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
CMS Energy Corp.	139,560	$3,673,219
DTE Energy Co.	33,850	2,233,423
Great Plains Energy, Inc.	113,990	2,530,578
Northeast Utilities	84,300	3,477,375
NRG Energy, Inc.	29,239	799,102
Portland General Electric Co.	67,800	1,913,994
PPL Corp.	55,640	1,690,343
Public Service Enterprise Group, Inc.	120,210	3,958,515

		$26,152,279

Total Common Stocks		$371,889,167

CONVERTIBLE PREFERRED STOCKS – 0.5%
Automotive – 0.5%
General Motors Co., 4.75%	38,900	$1,950,835

MONEY MARKET FUNDS – 1.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	3,602,347	$3,602,347

COLLATERAL FOR SECURITIES LOANED – 0.2%
Navigator Securities Lending Prime Portfolio, 0.16%, at Net Asset Value (j)	782,667	$782,667

Total Investments		$378,225,016

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(1,152,891)

Net Assets – 100.0%		$377,072,125

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$373,840,002	$—	$—	$373,840,002
Mutual Funds	4,385,014	—	—	4,385,014
Total Investments	$378,225,016	$—	$—	$378,225,016

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $10,795,784 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$312,655,812
Gross unrealized appreciation	67,834,688
Gross unrealized depreciation	(2,265,484)
Net unrealized appreciation (depreciation)	$65,569,204

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,233,894	118,177,895	(117,809,442)	3,602,347

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,650	$3,602,347

5

QUARTERLY REPORT

September 30, 2013

MFS® GLOBAL REAL ESTATE PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.2%
Real Estate – 97.3%
Advance Residence Investment Corp., REIT	1,304	$3,046,556
Alexandria Real Estate Equities, Inc., REIT	60,095	3,837,066
alstria office AG, REIT	177,320	2,204,326
Ascendas India Trust, IEU	8,593,000	4,280,917
Asesor de Activos Prisma S.A.P.I. de C.V., REIT	939,700	1,176,644
Atrium European Real Estate Ltd.	882,044	4,991,464
AvalonBay Communities, Inc., REIT	45,691	5,806,869
Big Yellow Group PLC, REIT	855,208	6,091,787
Boston Properties, Inc., REIT	45,114	4,822,687
BR Malls Participacoes S.A.	283,023	2,566,784
British Land Co. PLC, REIT	452,544	4,230,903
CFS Retail Property Trust Group, REIT	2,590,313	4,833,007
Corio N.V., REIT	213,662	9,204,884
Corporate Office Properties Trust, REIT	97,271	2,246,960
DDR Corp., REIT	190,393	2,991,074
Digital Realty Trust, Inc., REIT	58,634	3,113,465
EastGroup Properties, Inc., REIT	74,588	4,416,355
Equity Lifestyle Properties, Inc., REIT	153,714	5,252,407
Equity Residential, REIT	54,900	2,940,993
Federal Realty Investment Trust, REIT	34,853	3,535,837
Global Logistic Properties Ltd.	2,352,586	5,419,452
Hang Lung Properties Ltd.	2,782,944	9,472,753
Henderson Land Development Co. Ltd.	923,229	5,713,824
Home Properties, Inc., REIT	73,618	4,251,440
Host Hotels & Resorts, Inc., REIT	344,817	6,092,916
Kenedix Realty Investment Corp., REIT	653	3,220,731
LEG Immobilien AG	31,830	1,833,117
Link REIT	1,559,764	7,652,113
Macquarie Mexico Real Estate S.A. de C.V., REIT	608,100	1,036,458
Medical Properties Trust, Inc., REIT	305,179	3,714,028
Mid-America Apartment Communities, Inc., REIT	86,150	5,384,375

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Mitsubishi Estate Co. Ltd.	365,069	$10,832,301
Mitsui Fudosan Co. Ltd.	347,075	11,730,881
Multiplan Empreendimentos Imobiliarios S.A.	130,000	3,108,785
National Health Investors, Inc., REIT	60,790	3,458,343
NTT Urban Development Corp.	456,400	5,999,986
Plum Creek Timber Co. Inc., REIT	119,030	5,574,175
Public Storage, Inc., REIT	60,703	9,745,867
Retail Opportunity Investment Corp., REIT	218,450	3,018,979
SEGRO PLC, REIT	1,549,161	7,774,609
Simon Property Group, Inc., REIT	79,539	11,790,066
Stockland, IEU	1,801,734	6,504,843
Sun Hung Kai Properties Ltd.	286,151	3,899,218
TAG Immobilien AG	166,980	2,072,171
Tanger Factory Outlet Centers, Inc., REIT	132,062	4,311,824
Unibail-Rodamco, REIT	35,659	8,847,453
Ventas, Inc., REIT	93,095	5,725,343
Vornado Realty Trust, REIT	89,555	7,527,993
Westfield Group, REIT	502,552	5,161,828
Weyerhaeuser Co., REIT	189,735	5,432,112

		$257,898,969

Telecommunications – Wireless – 0.9%
American Tower Corp., REIT	31,250	$2,316,563

Total Common Stocks		$260,215,532

MONEY MARKET FUNDS – 1.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	4,391,622	$4,391,622

Total Investments		$264,607,154

OTHER ASSETS, LESS LIABILITIES – 0.2%		459,687

Net Assets – 100.0%		$265,066,841

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$117,307,737	$—	$—	$117,307,737
Japan	—	34,830,455	—	34,830,455
Hong Kong	17,124,866	9,613,042	—	26,737,908
United Kingdom	18,097,299	—	—	18,097,299
Australia	16,499,678	—	—	16,499,678
Singapore	9,700,369	—	—	9,700,369
Netherlands	9,204,884	—	—	9,204,884
France	8,847,453	—	—	8,847,453
Germany	6,109,614	—	—	6,109,614
Other Countries	12,880,135	—	—	12,880,135
Mutual Funds	4,391,622	—	—	4,391,622
Total Investments	$220,163,657	$44,443,497	$—	$264,607,154

For further information regarding security characteristics, see the Portfolio of Investments.

2

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $6,267,287 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $70,985,134 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$232,490,293
Gross unrealized appreciation	36,252,774
Gross unrealized depreciation	(4,135,913)
Net unrealized appreciation (depreciation)	$32,116,861

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	49	46,570,418	(42,178,845)	4,391,622

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,001	$4,391,622

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2013, are as follows:

United States	46.1%
Japan	13.1%
Hong Kong	10.1%
United Kingdom	6.8%
Australia	6.2%
Singapore	3.7%
Netherlands	3.5%
France	3.3%
Germany	2.3%
Other Countries	4.9%

3

QUARTERLY REPORT

September 30, 2013

MFS® BLENDED RESEARCH

SMALL CAP EQUITY PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.4%
Aerospace – 2.9%
AAR Corp.	42,860	$1,171,364
American Science and Engineering, Inc.	3,420	206,260
Ducommun, Inc. (a)	32,000	917,760
Engility Holdings, Inc. (a)	29,560	937,939
FLIR Systems, Inc.	5,740	180,236
Kaman Corp.	23,100	874,566

		$4,288,125

Airlines – 0.8%
Republic Airways Holdings, Inc. (a)	96,630	$1,149,897

Apparel Manufacturers – 2.4%
Guess?, Inc.	50,540	$1,508,619
Hanesbrands, Inc.	32,730	2,039,406

		$3,548,025

Automotive – 0.5%
Tower International, Inc. (a)	38,170	$763,018

Biotechnology – 1.9%
Affymetrix, Inc. (a)	144,400	$895,280
Emergent BioSolutions, Inc. (a)	51,670	984,313
Luminex Corp. (a)	17,010	340,200
Myriad Genetics, Inc. (a)	26,210	615,935

		$2,835,728

Brokerage & Asset Managers – 2.2%
FXCM, Inc., “A”	100,890	$1,992,578
GFI Group, Inc.	294,400	1,162,880
Interactive Brokers Group, Inc.	8,450	158,607

		$3,314,065

Business Services – 3.2%
Barrett Business Services, Inc.	10,970	$738,391
Forrester Research, Inc.	27,840	1,023,398
G&K Services, Inc., “A”	18,232	1,101,030
Jones Lang LaSalle, Inc.	3,850	336,105
RPX Corp. (a)	49,110	860,898
Sykes Enterprises, Inc. (a)	43,040	770,846

		$4,830,668

Chemicals – 0.6%
Huntsman Corp.	42,410	$874,070

Computer Software – 4.2%
Aspen Technology, Inc. (a)	17,130	$591,842
CommVault Systems, Inc. (a)	23,820	2,092,111
PTC, Inc. (a)	48,580	1,381,129
Qlik Technologies, Inc. (a)	61,800	2,116,032
TIBCO Software, Inc. (a)	5,860	149,957

		$6,331,071

Computer Software – Systems – 5.7%
Avid Technology, Inc. (a)	82,150	$492,900
CACI International, Inc., “A” (a)	15,250	1,053,928
Computer Task Group, Inc.	33,340	538,774

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – continued
Insight Enterprises, Inc. (a)	40,440	$765,125
Pegasystems, Inc.	26,160	1,041,430
Premiere Global Services, Inc. (a)	74,480	741,821
SS&C Technologies Holdings, Inc. (a)	47,850	1,823,085
Tech Data Corp. (a)	12,870	642,342
Vantiv, Inc., “A” (a)	54,120	1,512,113

		$8,611,518

Construction – 4.3%
American Woodmark Corp. (a)	21,260	$736,659
Eagle Materials, Inc.	24,580	1,783,279
Lennox International, Inc.	22,020	1,657,225
M.D.C. Holdings, Inc.	23,370	701,334
PGT, Inc. (a)	81,550	808,160
Pool Corp.	12,950	726,884

		$6,413,541

Consumer Products – 0.6%
Nu Skin Enterprises, Inc., “A”	9,910	$948,783

Consumer Services – 1.9%
Grand Canyon Education, Inc. (a)	34,100	$1,373,548
HomeAway, Inc. (a)	54,650	1,530,200

		$2,903,748

Electrical Equipment – 0.9%
Coleman Cable, Inc.	21,150	$446,477
Smith & Wesson Holding Corp. (a)	82,800	909,972

		$1,356,449

Electronics – 3.3%
Benchmark Electronics, Inc. (a)	24,980	$571,792
M/A-COM Technology Solutions Holdings, Inc. (a)	14,890	253,428
MaxLinear, Inc., “A” (a)	136,849	1,134,478
Sanmina Corp. (a)	58,790	1,028,237
Veeco Instruments, Inc. (a)	46,000	1,712,580
Vishay Intertechnology, Inc. (a)	23,460	302,399

		$5,002,914

Energy – Independent – 2.6%
Alon USA Energy, Inc.	41,410	$422,796
CVR Energy, Inc.	16,000	616,320
Delek U.S. Holdings, Inc.	23,400	493,506
EPL Oil & Gas, Inc. (a)	14,660	544,033
SM Energy Co.	11,670	900,807
Western Refining Co. LP	28,820	865,753

		$3,843,215

Entertainment – 1.2%
Carmike Cinemas, Inc. (a)	80,600	$1,779,648

Food & Beverages – 0.6%
Spartan Stores, Inc.	41,590	$917,475

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Drug Stores – 0.6%
SUPERVALU, Inc. (a)	117,010	$962,992

Forest & Paper Products – 0.6%
Domtar Corp.	5,420	$430,456
Resolute Forest Products, Inc. (a)	37,340	493,635

		$924,091

Gaming & Lodging – 0.6%
Global Cash Access Holdings, Inc. (a)	114,620	$895,182

General Merchandise – 0.1%
Bon-Ton Stores, Inc.	9,510	$100,331

Health Maintenance Organizations – 0.8%
Centene Corp. (a)	17,020	$1,088,599
Molina Healthcare, Inc. (a)	4,170	148,452

		$1,237,051

Insurance – 4.4%
Assurant, Inc.	24,930	$1,348,713
Hanover Insurance Group, Inc.	16,830	931,036
HCI Group, Inc.	26,660	1,088,794
Protective Life Corp.	21,660	921,633
Symetra Financial Corp.	57,460	1,023,937
Validus Holdings Ltd.	35,700	1,320,186

		$6,634,299

Internet – 2.6%
AOL, Inc.	20,030	$692,637
Demand Media, Inc. (a)	28,170	178,034
Shutterfly, Inc. (a)	30,160	1,685,341
Stamps.com, Inc. (a)	29,100	1,336,563

		$3,892,575

Leisure & Toys – 2.2%
Brunswick Corp.	54,720	$2,183,875
Sturm Ruger & Co., Inc. (l)	16,690	1,045,295

		$3,229,170

Machinery & Tools – 3.8%
Allison Transmission Holdings, Inc.	23,940	$599,697
Columbus McKinnon Corp. (a)	77,690	1,866,891
Herman Miller, Inc.	61,890	1,805,950
Kadant, Inc.	4,490	150,819
Kennametal, Inc.	8,300	378,480
Park-Ohio Holdings Corp. (a)	22,050	847,161

		$5,648,998

Medical & Health Technology & Services – 0.9%
Kindred Healthcare, Inc.	58,550	$786,327
PharMerica Corp. (a)	46,020	610,685

		$1,397,012

Medical Equipment – 5.6%
AtriCure, Inc. (a)	72,430	$795,281
DexCom, Inc. (a)	72,210	2,038,488
Invacare Corp.	46,640	805,473
Natus Medical, Inc. (a)	42,340	600,381

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
NxStage Medical, Inc. (a)	112,330	$1,478,263
PhotoMedex, Inc. (a)	44,750	711,525
Sirona Dental Systems, Inc. (a)	8,230	550,834
Symmetry Medical, Inc. (a)	53,060	432,970
Tornier N.V. (a)	54,170	1,047,106

		$8,460,321

Metals & Mining – 2.3%
Olympic Steel, Inc.	29,060	$807,287
TMS International Corp., “A”	105,160	1,833,990
U.S. Silica Holdings, Inc.	29,470	733,803

		$3,375,080

Network & Telecom – 2.1%
Comtech Telecommunications	25,020	$608,486
InterDigital, Inc.	23,060	860,830
Telenav, Inc. (a)	127,590	745,126
Voxx International Corp. (a)	69,540	952,698

		$3,167,140

Oil Services – 2.9%
Basic Energy Services, Inc. (a)	104,230	$1,317,467
Exterran Holdings, Inc. (a)	33,010	910,086
Tesco Corp. (a)	66,320	1,098,922
Willbros Group, Inc. (a)	105,340	967,021

		$4,293,496

Other Banks & Diversified Financials – 7.9%
Aircastle Ltd.	48,860	$850,653
BancorpSouth, Inc.	93,690	1,868,179
CVB Financial Corp.	19,440	262,829
East West Bancorp, Inc.	10,070	321,736
First Interstate BancSystem, Inc.	74,542	1,800,189
Flagstar Bancorp, Inc. (a)	49,930	736,967
Hanmi Financial Corp.	11,460	189,892
Metro Bancorp, Inc. (a)	9,468	198,923
Nelnet, Inc., “A”	22,730	873,968
Ocwen Financial Corp. (a)	27,520	1,534,790
Popular, Inc. (a)	28,610	750,440
PrivateBancorp, Inc.	79,580	1,703,012
United Community Banks, Inc. (a)	51,260	768,900

		$11,860,478

Pharmaceuticals – 2.7%
Alere, Inc. (a)	47,260	$1,444,738
Anika Therapeutics, Inc. (a)	17,700	424,092
Auxilium Pharmaceuticals, Inc. (a)	83,690	1,525,669
Santarus, Inc. (a)	26,460	597,202

		$3,991,701

Printing & Publishing – 1.9%
Consolidated Graphics, Inc. (a)	15,690	$879,581
Quad/Graphics, Inc.	39,010	1,184,344
R.R. Donnelley & Sons Co.	52,900	835,820

		$2,899,745

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – 5.6%
Ashford Hospitality Trust, REIT	69,220	$854,175
Hilltop Holdings, Inc. (a)	32,240	596,440
Home Properties, Inc., REIT	19,620	1,133,055
Medical Properties Trust, Inc., REIT	113,230	1,378,009
Mid-America Apartment Communities, Inc., REIT	18,600	1,162,500
Potlatch Corp., REIT	31,270	1,240,794
RLJ Lodging Trust, REIT	41,410	972,721
Tanger Factory Outlet Centers, Inc., REIT	33,500	1,093,775

		$8,431,469

Restaurants – 0.2%
Red Robin Gourmet Burgers, Inc. (a)	5,080	$361,188

Specialty Chemicals – 2.8%
A. Schulman, Inc.	18,960	$558,562
Andersons, Inc.	15,310	1,070,169
Green Plains Renewable Energy, Inc.	54,330	871,996
Omega Protein Corp. (a)	17,560	178,585
Renewable Energy Group, Inc. (a)	52,600	796,890
REX American Resources Corp. (a)	23,910	734,993

		$4,211,195

Specialty Stores – 2.2%
Big 5 Sporting Goods Corp.	43,890	$705,751
Children’s Place Retail Store, Inc. (a)	30,210	1,747,951
hhgregg, Inc. (a)	48,980	877,232

		$3,330,934

Telephone Services – 1.6%
Cbeyond, Inc. (a)	87,060	$558,055
Frontier Communications Corp. (l)	127,750	532,718
Inteliquent, Inc.	32,510	314,047
Lumos Networks Corp.	47,680	1,033,226

		$2,438,046

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Tobacco – 0.8%
Schweitzer-Mauduit International, Inc.	18,600	$1,125,858

Trucking – 2.4%
Atlas Air Worldwide Holdings, Inc. (a)	10,210	$470,783
Celadon Group, Inc.	38,130	711,887
Swift Transportation Co. (a)	116,610	2,354,356

		$3,537,026

Utilities – Electric Power – 1.4%
Black Hills Corp.	6,400	$319,104
PNM Resources, Inc.	49,910	1,129,463
Portland General Electric Co.	24,660	696,152

		$2,144,719

Utilities – Water – 0.6%
American States Water Co.	30,180	$831,761

Total Common Stocks		$149,093,816

COLLATERAL FOR SECURITIES LOANED – 1.2%
Navigator Securities Lending Prime Portfolio, 0.16% at Net Asset Value (j)	1,771,508	$1,771,508

Total Collateral for Securities Loaned		$1,771,508

MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	1,117,713	$1,117,713

Total Investments		$151,983,037

OTHER ASSETS, LESS LIABILITIES – (1.3)%		(1,950,308)

Net Assets – 100.0%		$150,032,729

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$149,093,816	$—	$—	$149,093,816
Mutual Funds	2,889,221	—	—	2,889,221
Total Investments	$151,983,037	$—	$—	$151,983,037

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$122,365,529
Gross unrealized appreciation	31,292,828
Gross unrealized depreciation	(1,675,320)
Net unrealized appreciation (depreciation)	$29,617,508

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,522,611	20,869,296	(21,274,194)	1,117,713

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$658	$1,117,713

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

Notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST III

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: November 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: November 15, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2013

*	Print name and title of each signing officer under his or her signature.